Entity-Wide Disclosure (Schedule of Net Sales by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	$ 695,995	$ 750,129	$ 484,403
North America (primarily the United States) [Member]
Net sales	413,017	405,880	262,614
Europe and Middle East [Member]
Net sales	148,169	183,462	126,214
Asia Pacific [Member]
Net sales	122,257	150,475	90,023
Other [Member]
Net sales	$ 12,552	$ 10,312	$ 5,552